Income Tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the differences between statutory income tax rate and the effective income tax rate
Statutory EIT rate (as a percent)	25.00%	25.00%
Tax effect of preferential tax treatment	(11.04%)	(3.76%)
Tax effect of permanent differences (as a percent)	0.88%	(1.72%)
Changes in valuation allowance (as a percent)	(12.12%)	(35.86%)
Effective income tax rate	2.72%	(16.34%)
Predecessor
Reconciliation of the differences between statutory income tax rate and the effective income tax rate
Statutory EIT rate (as a percent)			25.00%
Tax effect of permanent differences (as a percent)			(0.80%)
Changes in valuation allowance (as a percent)			(24.20%)